Long-Term Debt and Convertible Promissory Notes (Tables)	12 Months Ended
Jan. 31, 2016
Debt Disclosure [Abstract]
Schedule of Future Minimum Debt Payments

The following is a summary of the principal maturities of long-term debt during the next five years:

Minimum future debt payments

For the year ending January 31,
2017	561
2018 and thereafter	-
$561
Less: current maturities	561
$-

Summary of Convertible Promissory Notes

Following is a summary of convertible promissory notes:

	January 31,	January 31,
	2016	2015

12% convertible note payable issued August 2013, due in August 2016	$62,160	$144,519
Convertible note payable issued November 2013, due November 2015	-	147,500
12% convertible note payable issued August 2014, due August 2015	-	157,791
10% convertible note payable issued October 2014, due October 2015	-	108,136
10% convertible note payable issued December 2014, due December 2016	-	106,697
12% convertible note payable issued November 2015, due November 2017	55,000	-
12% convertible note payable issued December 2015, due September 2016	50,542	-
	167,702	664,643
Less debt discount	(8,470)	(41,928)
Less current portion of convertible notes	(108,670)	(516,018)
Long-term convertible notes payable	$50,562	$106,697